Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
On March 7, 2024, our Compensation Committee adopted a policy to grant annual equity awards to executive officers and other participants in the 2021 Omnibus Equity Plan on the first trading day following the expiration of the blackout period (i.e., the period in which specified persons are prohibited from transacting in securities of the Company in accordance with the Company’s Securities Trading Policy) applicable to the Company’s release of its annual financial results. The Compensation Committee does not otherwise grant equity awards in anticipation of the release of material nonpublic information and it does not otherwise time the release of material nonpublic information based on equity award grant dates.

Award Timing Method	On March 7, 2024, our Compensation Committee adopted a policy to grant annual equity awards to executive officers and other participants in the 2021 Omnibus Equity Plan on the first trading day following the expiration of the blackout period (i.e., the period in which specified persons are prohibited from transacting in securities of the Company in accordance with the Company’s Securities Trading Policy) applicable to the Company’s release of its annual financial results.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	our Compensation Committee adopted a policy to grant annual equity awards to executive officers and other participants in the 2021 Omnibus Equity Plan on the first trading day following the expiration of the blackout period (i.e., the period in which specified persons are prohibited from transacting in securities of the Company in accordance with the Company’s Securities Trading Policy) applicable to the Company’s release of its annual financial results. The Compensation Committee does not otherwise grant equity awards in anticipation of the release of material nonpublic information and it does not otherwise time the release of material nonpublic information based on equity award grant dates.